Property, Plant, and Equipment (Details PPE) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	$ 36,435		$ 25,823
Accumulated depreciation and amortization	(8,354)		(7,613)
Property, plant, and equipment - net	28,081		18,210
Depreciation and amortization	967		752	712
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	18,749		9,185
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	5 years	[1]
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	40 years	[1]
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	2,648		3,123
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	1,850		1,316
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	3 years	[1]
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	45 years	[1]
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	10,867		10,633
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	1.20%	[1]
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	6.97%	[1]
Regulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	985		273
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	1,336		1,293
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	1.35%	[1]
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	33.33%	[1]
Regulated [Member] | Excess Of Original Cost Of Regulated Facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment - net	$ 746		$ 785
Period of straight-line amortization	40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2014. Depreciation rates for regulated assets are prescribed by the FERC.